                                                                UNITED STATES
                                                    SECURITIES AND EXCHANGE COMMISSION
                                                           Washington, D.C. 20549

                                              FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

                                                          ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-204844-08

Central Index Key Number of the issuing entity: 0001721353

                                                  ALLY AUTO RECEIVABLES TRUST 2017-5
                                        (Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-204844

Central Index Key Number of the depositor: 0001477336

                                                         ALLY AUTO ASSETS LLC
                                         (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846

                                                                ALLY BANK
                                          (Exact name of sponsor as specified in its charter)

                                                   Elliot Kahan, 1-866-710-4623
                (Name and telephone number, including area code, of the person to contact in connection with this filing)

Item 1.
Attached as Exhibit 102 is an Asset Data File containing Schedule AL.

Item 2.
Attached as Exhibit 103 is an Asset Related Document containing explanatory narrative regarding Schedule AL

                                                              SIGNATURES
                The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

                                                                                                           ALLY AUTO ASSETS LLC
                                                                                                           By:  /s/ R. C. Farris
                                                                                                           Name: R. C. Farris
                                                                                                           Title: President
Dated: April 26, 2019

                                                             EXHIBIT INDEX
Exhibit No. Description
Exhibit 102 Asset Data File containing Schedule AL (1of1).
Exhibit 103 Asset Related Document containing explanatory narrative regarding Schedule AL.